Detailed information about intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Changes in intangible assets other than goodwill
Impairment loss	₩ 513,609		₩ 8,112		₩ 20
Intangible assets other than goodwill
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	1,225,942		1,187,121		1,187,121
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,225,942		1,187,121
Changes in intangible assets other than goodwill
Acquisition	229,426		110,587
Disposal	(8,321)		(9)
Amortization	(156,915)		(118,938)
Impairment loss	(513,609)	[1]	(8,140)	[2]
Others	293,453	[3]	55,321
Ending balance	1,069,976		1,225,942		1,187,121
Intangible assets other than goodwill | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	1,239,036		1,201,860		1,201,860
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,239,036		1,201,860
Changes in intangible assets other than goodwill
Acquisition	229,426		110,587
Disposal	(8,321)		(9)
Amortization	(157,952)		(120,794)
Impairment loss	(513,609)	[1]	(8,939)	[2]
Others	294,231	[3]	56,331
Ending balance	1,082,811		1,239,036		1,201,860
Intangible assets other than goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	3,069,716		2,897,446		2,897,446
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,069,716		2,897,446
Changes in intangible assets other than goodwill
Ending balance	3,597,314		3,069,716		2,897,446
Intangible assets other than goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(1,805,784)		(1,679,576)		(1,679,576)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(1,805,784)		(1,679,576)
Changes in intangible assets other than goodwill
Ending balance	(1,967,732)		(1,805,784)		(1,679,576)
Intangible assets other than goodwill | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(24,896)		(16,010)		(16,010)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(24,896)		(16,010)
Changes in intangible assets other than goodwill
Ending balance	(546,771)		(24,896)		(16,010)
Intangible assets other than goodwill | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(13,094)		(14,739)		(14,739)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(13,094)		(14,739)
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	1,037		1,856
Impairment loss	0	[1]	799	[2]
Others	(778)	[3]	(1,010)
Ending balance	(12,835)		(13,094)		(14,739)
Software
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	157,261		125,405		125,405
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	157,261		125,405
Changes in intangible assets other than goodwill
Acquisition	42,694		10,861
Disposal	(774)		(1)
Amortization	(81,681)		(53,501)
Impairment loss	0	[1]	0	[2]
Others	47,260	[3]	74,497
Ending balance	164,760		157,261		125,405
Software | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	157,681		125,891		125,891
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	157,681		125,891
Changes in intangible assets other than goodwill
Acquisition	42,694		10,861
Disposal	(774)		(1)
Amortization	(81,883)		(53,755)
Impairment loss	0	[1]	0	[2]
Others	47,277	[3]	74,685
Ending balance	164,995		157,681		125,891
Software | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	619,662		534,191		534,191
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	619,662		534,191
Changes in intangible assets other than goodwill
Ending balance	707,731		619,662		534,191
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(461,981)		(408,300)		(408,300)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(461,981)		(408,300)
Changes in intangible assets other than goodwill
Ending balance	(542,736)		(461,981)		(408,300)
Software | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(420)		(486)		(486)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(420)		(486)
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	202		254
Impairment loss	0	[1]	0	[2]
Others	(17)	[3]	(188)
Ending balance	(235)		(420)		(486)
Licences and franchises
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	0		0		0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		0
Changes in intangible assets other than goodwill
Ending balance	0		0		0
Licences and franchises | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	3,398		3,398		3,398
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,398		3,398
Changes in intangible assets other than goodwill
Ending balance	3,398		3,398		3,398
Licences and franchises | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(3,398)		(3,398)		(3,398)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(3,398)		(3,398)
Changes in intangible assets other than goodwill
Ending balance	(3,398)		(3,398)		(3,398)
Copyrights, patents rights and other industrial rights
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	67,112		23,981		23,981
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	67,112		23,981
Changes in intangible assets other than goodwill
Acquisition	171		28
Disposal	(325)		0
Amortization	(9,196)		(8,665)
Impairment loss	0	[1]	(13)	[2]
Others	(4,501)	[3]	51,781
Ending balance	53,261		67,112		23,981
Copyrights, patents rights and other industrial rights | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	67,112		23,981		23,981
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	67,112		23,981
Changes in intangible assets other than goodwill
Acquisition	171		28
Disposal	(325)		0
Amortization	(9,196)		(8,665)
Impairment loss	0	[1]	(13)	[2]
Others	(4,501)	[3]	51,781
Ending balance	53,261		67,112		23,981
Copyrights, patents rights and other industrial rights | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	97,033		43,857		43,857
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	97,033		43,857
Changes in intangible assets other than goodwill
Ending balance	102,828		97,033		43,857
Copyrights, patents rights and other industrial rights | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(29,921)		(19,876)		(19,876)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(29,921)		(19,876)
Changes in intangible assets other than goodwill
Ending balance	(40,389)		(29,921)		(19,876)
Copyrights, patents rights and other industrial rights | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	0		0		0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		0
Changes in intangible assets other than goodwill
Ending balance	(9,178)		0		0
Mining rights
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	534,524		539,633		539,633
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	534,524		539,633
Changes in intangible assets other than goodwill
Acquisition	8,742		29,687
Disposal	0		0
Amortization	(7,186)		(3,186)
Impairment loss	(513,519)	[1]	0	[2]
Others	21,162	[3]	(31,610)
Ending balance	43,723		534,524		539,633
Mining rights | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	534,524		539,633		539,633
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	534,524		539,633
Changes in intangible assets other than goodwill
Acquisition	8,742		29,687
Disposal	0		0
Amortization	(7,186)		(3,186)
Impairment loss	(513,519)	[1]	0	[2]
Others	21,162	[3]	(31,610)
Ending balance	43,723		534,524		539,633
Mining rights | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	561,945		553,876		553,876
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	561,945		553,876
Changes in intangible assets other than goodwill
Ending balance	584,969		561,945		553,876
Mining rights | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(27,421)		(14,243)		(14,243)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(27,421)		(14,243)
Changes in intangible assets other than goodwill
Ending balance	(28,456)		(27,421)		(14,243)
Mining rights | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	0		0		0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		0
Changes in intangible assets other than goodwill
Ending balance	(512,790)		0		0
Development expenditures
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	90,376		80,816		80,816
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	90,376		80,816
Changes in intangible assets other than goodwill
Acquisition	687		823
Disposal	0		0
Amortization	(28,068)		(25,509)
Impairment loss	(68)	[1]	0	[2]
Others	29,424	[3]	34,246
Ending balance	92,351		90,376		80,816
Development expenditures | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	92,486		84,518		84,518
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	92,486		84,518
Changes in intangible assets other than goodwill
Acquisition	687		823
Disposal	0		0
Amortization	(28,901)		(27,100)
Impairment loss	(68)	[1]	0	[2]
Others	29,639	[3]	34,245
Ending balance	93,843		92,486		84,518
Development expenditures | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	878,462		836,996		836,996
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	878,462		836,996
Changes in intangible assets other than goodwill
Ending balance	916,834		878,462		836,996
Development expenditures | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(785,976)		(752,478)		(752,478)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(785,976)		(752,478)
Changes in intangible assets other than goodwill
Ending balance	(822,972)		(785,976)		(752,478)
Development expenditures | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	0		0		0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		0
Changes in intangible assets other than goodwill
Ending balance	(19)		0		0
Development expenditures | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(2,110)		(3,702)		(3,702)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(2,110)		(3,702)
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	833		1,591
Impairment loss	0	[1]	0	[2]
Others	(215)	[3]	1
Ending balance	(1,492)		(2,110)		(3,702)
Intangible assets under development
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	59,972		129,370		129,370
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	59,972		129,370
Changes in intangible assets other than goodwill
Acquisition	56,082		67,383
Disposal	0		0
Amortization	0		0
Impairment loss	0	[1]	(8,113)	[2]
Others	(66,593)	[3]	(128,668)
Ending balance	49,461		59,972		129,370
Intangible assets under development | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	70,536		139,910		139,910
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	70,536		139,910
Changes in intangible assets other than goodwill
Acquisition	56,082		67,383
Disposal	0		0
Amortization	0		0
Impairment loss	0	[1]	(8,912)	[2]
Others	(66,128)	[3]	(127,845)
Ending balance	60,490		70,536		139,910
Intangible assets under development | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	83,381		143,851		143,851
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	83,381		143,851
Changes in intangible assets other than goodwill
Ending balance	73,335		83,381		143,851
Intangible assets under development | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(12,845)		(3,941)		(3,941)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,845)		(3,941)
Changes in intangible assets other than goodwill
Ending balance	(12,845)		(12,845)		(3,941)
Intangible assets under development | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(10,564)		(10,540)		(10,540)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(10,564)		(10,540)
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	0		0
Impairment loss	0	[1]	799	[2]
Others	(465)	[3]	(823)
Ending balance	(11,029)		(10,564)		(10,540)
Usage rights of donated assets and other
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	87,011		101,647		101,647
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	87,011		101,647
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	(15,632)		(13,296)
Impairment loss	0	[1]	0	[2]
Others	121,782	[3]	(1,340)
Ending balance	193,161		87,011		101,647
Usage rights of donated assets and other | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	87,011		101,658		101,658
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	87,011		101,658
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	(15,632)		(13,307)
Impairment loss	0	[1]	0	[2]
Others	121,782	[3]	(1,340)
Ending balance	193,161		87,011		101,658
Usage rights of donated assets and other | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	459,682		459,682		459,682
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	459,682		459,682
Changes in intangible assets other than goodwill
Ending balance	582,825		459,682		459,682
Usage rights of donated assets and other | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(372,671)		(358,024)		(358,024)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(372,671)		(358,024)
Changes in intangible assets other than goodwill
Ending balance	(389,664)		(372,671)		(358,024)
Usage rights of donated assets and other | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	0		(11)		(11)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		(11)
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	0		11
Impairment loss	0	[1]	0	[2]
Others	0	[3]	0
Ending balance	0		0		(11)
Leasehold rights
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	5,552		5,044		5,044
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	5,552		5,044
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	(741)		(667)
Impairment loss	0	[1]	0	[2]
Others	507	[3]	1,175
Ending balance	5,318		5,552		5,044
Leasehold rights | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	5,552		5,044		5,044
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	5,552		5,044
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	(741)		(667)
Impairment loss	0	[1]	0	[2]
Others	507	[3]	1,175
Ending balance	5,318		5,552		5,044
Leasehold rights | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	25,482		24,306		24,306
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	25,482		24,306
Changes in intangible assets other than goodwill
Ending balance	25,989		25,482		24,306
Leasehold rights | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(19,930)		(19,262)		(19,262)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(19,930)		(19,262)
Changes in intangible assets other than goodwill
Ending balance	(20,671)		(19,930)		(19,262)
Greenhouse gas emissions rights
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	7,050		0		0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	7,050		0
Changes in intangible assets other than goodwill
Acquisition	118,743		0
Disposal	(7,058)		0
Amortization	0		0
Impairment loss	0	[1]	0	[2]
Others	(77,079)	[3]	7,050
Ending balance	41,656		7,050		0
Greenhouse gas emissions rights | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	7,050		0		0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	7,050		0
Changes in intangible assets other than goodwill
Acquisition	118,743		0
Disposal	(7,058)		0
Amortization	0		0
Impairment loss	0	[1]	0	[2]
Others	(77,079)	[3]	7,050
Ending balance	41,656		7,050		0
Greenhouse gas emissions rights | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	7,050		0		0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	7,050		0
Changes in intangible assets other than goodwill
Ending balance	41,656		7,050		0
Others
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	217,084		181,225		181,225
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	217,084		181,225
Changes in intangible assets other than goodwill
Acquisition	2,307		1,805
Disposal	(164)		(8)
Amortization	(14,411)		(14,114)
Impairment loss	(22)	[1]	(14)	[2]
Others	221,491	[3]	48,190
Ending balance	426,285		217,084		181,225
Others | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	217,084		181,225		181,225
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	217,084		181,225
Changes in intangible assets other than goodwill
Acquisition	2,307		1,805
Disposal	(164)		(8)
Amortization	(14,413)		(14,114)
Impairment loss	(22)	[1]	(14)	[2]
Others	221,572	[3]	48,190
Ending balance	426,364		217,084		181,225
Others | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	333,621		297,289		297,289
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	333,621		297,289
Changes in intangible assets other than goodwill
Ending balance	557,749		333,621		297,289
Others | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(104,486)		(103,995)		(103,995)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(104,486)		(103,995)
Changes in intangible assets other than goodwill
Ending balance	(119,446)		(104,486)		(103,995)
Others | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(12,051)		(12,069)		(12,069)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,051)		(12,069)
Changes in intangible assets other than goodwill
Ending balance	(11,939)		(12,051)		(12,069)
Others | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	0		0		0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		0
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	2		0
Impairment loss	0	[1]	0	[2]
Others	(81)	[3]	0
Ending balance	(79)		0		0
Goodwill
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	2,582		2,582		2,582
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	2,582		2,582
Changes in intangible assets other than goodwill
Acquisition	95,395		0
Disposal	0		0
Amortization	0		0
Impairment loss	0		0
Others	0		0
Ending balance	97,977		2,582		2,582
Goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	2,582		2,582		2,582
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	2,582		2,582
Changes in intangible assets other than goodwill
Ending balance	₩ 97,977		₩ 2,582		₩ 2,582

[1]	KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd., 100% owned subsidiaries, performed an impairment test over the mining rights and the Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss.
[2]	Includes W8,104 million of impairment loss on the intangible assets under development in relation to the technology development of heat transfer tube owned by KEPCO Nuclear Fuel Co., Ltd., 96.36% owned subsidiary, is.
[3]	'Others' include the business rights amounting to KRW172,434 million increased from the business combination between Korea East-West Power Co., Ltd. and Eumseong Natural Gas Power Co., Ltd. (see note 51)